Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2021
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2021, and 2020, the capital management is summarized as follows:

	2021	2020
Stockholders’ equity	$1,819,098	$2,247,408
Cash and cash equivalents	(87,770)	(142,982)
Stockholders’ equity, net	$1,731,328	$2,104,426

Total financial debt	$122,707	$182,729
Leasing liabilities	409,875	355,513
Overall financing	$532,582	$538,242

Capital-to-overall financing ratio	3.25	3.91